CONVERTIBLE NOTE, NET - Summary of key assumption used in estimates of warrants (Detail)	Sep. 25, 2020 mo	Jul. 29, 2020 mo
Terms of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	60	60
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	10.2214	11.4618
Risk free rate of interest
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	22.609	22.552
Divided yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	0.00	0.00
Annualized volatility of underlying stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	39.0	40.0